Income Taxes - Reconciliation of Changes in Federal, State and Foreign Unrecognized Tax Position Balances (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Uncertainties [Abstract]
Balance at beginning of period	$ 474	$ 432	$ 335
Additions for tax positions taken in prior years	14	62	168
Additions for tax positions taken in the current year	7	6	6
Exam resolutions	(1)	(8)	(62)
Statute expirations	(7)	(18)	(15)
Balance at end of period	$ 487	$ 474	$ 432